AMOUNT DUE To / FROM AN ASSOCIATE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding balance settled		$ (3,949,050)	$ (4,850,000)
Diginex High Performance Computing Limited [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions		$ 900,000
Ownership subsidiary percent		100.00%
Hold shares, percent	49.00%	49.00%
Associates [member]
IfrsStatementLineItems [Line Items]
Outstanding balance settled		$ 760,136